SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for doubtful accounts of accounts receivables and other receivables: - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 203	¥ 128	¥ 87
Charge to Costs and Expenses	89	82	105
Write off	(5)	(7)	(64)
Balance at End of Year	¥ 287	¥ 203	¥ 128